Computation of Net Loss Attributable to ExOne Per Common Share - Computation of Basic and Diluted Net Loss Attributable to ExOne Per Common Share (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012		Jun. 30, 2013	Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net loss attributable to ExOne	$ (1,120)	$ (3,609)		$ (3,034)	$ (5,138)		$ (10,168)	$ (8,037)	$ (5,508)
Less: Preferred stock dividends declared				(152)			(1,437)
Net loss available to ExOne common shareholders	$ (1,120)			$ (3,186)			$ (11,605)	$ (8,037)	$ (5,508)
Weighted average shares outstanding (basic and diluted)	13,281,608			11,697,018			10,000,000	10,000,000	10,000,000
Net loss attributable to ExOne per common share:
Basic	$ (0.08)		[1]	$ (0.27)		[1]	$ (1.16)	$ (0.80)	$ (0.55)
Diluted	$ (0.08)		[1]	$ (0.27)		[1]	$ (1.16)	$ (0.80)	$ (0.55)

[1]	Information not comparable for the quarter and six months ended June 30, 2012 as a result of the Reorganization of the Company as a corporation on January 1, 2013 (Note 1).